PGIM Jennison U.S. Core Equity ETF Expense Example - PGIM Jennison U.S. Core Equity ETF - No Share Class	May 20, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	$ 61